Financial liabilities - Disclosure of Changes in Liabilities Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Interest paid	€ (1,530)	€ (980)	€ (6,978)
Payment of lease liabilities	(1,195)	(1,080)	(794)
Cash flows from financing activities	37,416	(5,135)	46,771
Foreign exchange gain (loss)	(36)	6	16
Of which current	4,309	4,924
Of which Non-Current	91,010	45,978
Liabilities Related To Financing Activities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	50,902	50,565
Principal received / New contracts	40,249
Decrease in loans and conditional advances	(3,554)	(3,075)
Interest paid	(1,520)	(811)
Payment of lease liabilities	(1,195)	(1,080)
Cash flows from financing activities	33,981	(5,136)
Indexation effect on current lease commitment	0	245
Impact of discounting and catch-up	472	(2,833)
Cumulative fixed interest expense accrual	3,091	1,808
Cumulative variable interest expense accrual	7,288	6,254
Foreign exchange gain (loss)	(413)
Non-cash from financing activities	10,437	5,474
Liabilities arising from financing activities at end of period	95,320	50,902	50,565
Of which current	4,309
Of which Non-Current	91,010
Lease liabilities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	4,230	5,081
Principal received / New contracts	82
Interest paid	(130)	(170)
Payment of lease liabilities	(1,195)	(1,080)
Cash flows from financing activities	(1,243)	(1,250)
Indexation effect on current lease commitment		245
Impact of discounting and catch-up	(19)	(16)
Cumulative fixed interest expense accrual	0
Cumulative variable interest expense accrual	130	169
Non-cash from financing activities	111	398
Liabilities arising from financing activities at end of period	3,099	4,230	5,081
Of which current	1,210
Of which Non-Current	1,889
Bpifrance advance | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	1,606	2,066
Decrease in loans and conditional advances	(921)	(500)
Cash flows from financing activities	(921)	(500)
Impact of discounting and catch-up	5	12
Cumulative fixed interest expense accrual	17	28
Non-cash from financing activities	22	40
Liabilities arising from financing activities at end of period	707	1,606	2,066
Of which current	707
Curadigm Bpi advance | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	342	397
Decrease in loans and conditional advances	(125)	(75)
Cash flows from financing activities	(125)	(75)
Impact of discounting and catch-up	15	20
Non-cash from financing activities	15	20
Liabilities arising from financing activities at end of period	232	342	397
Of which current	97
Of which Non-Current	135
HSBC “PGE” | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	1,891	3,155
Decrease in loans and conditional advances	(1,254)	1,250
Interest paid	(26)	(48)
Cash flows from financing activities	(1,280)	(1,298)
Impact of discounting and catch-up	(7)	(13)
Cumulative fixed interest expense accrual	26	48
Non-cash from financing activities	19	35
Liabilities arising from financing activities at end of period	630	1,891	3,155
Of which current	630
Bpifrance “PGE” | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	2,198	3,457
Decrease in loans and conditional advances	(1,255)	(1,250)
Interest paid	(36)	(66)
Cash flows from financing activities	(1,291)	(1,316)
Impact of discounting and catch-up	(2)	(4)
Cumulative fixed interest expense accrual	36	62
Non-cash from financing activities	34	58
Liabilities arising from financing activities at end of period	941	2,198	3,457
Of which current	941
EIB Loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Of which Non-Current	18,100	19,000
EIB Loan | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	40,635	36,409
Decrease in loans and conditional advances	0
Interest paid	(1,328)	(697)
Cash flows from financing activities	(1,328)	(697)
Impact of discounting and catch-up	480	(2,832)
Cumulative fixed interest expense accrual	1,497	1,670
Cumulative variable interest expense accrual	7,158	6,085
Non-cash from financing activities	9,135	4,923
Liabilities arising from financing activities at end of period	48,442	€ 40,635	€ 36,409
Of which current	725
Of which Non-Current	47,717
Royalty Financing
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Principal received / New contracts	40,167
Cash flows from financing activities	40,167
Cumulative fixed interest expense accrual	1,515
Foreign exchange gain (loss)	(413)
Non-cash from financing activities	1,101
Liabilities arising from financing activities at end of period	41,269
Of which Non-Current	€ 41,269